ORDINARY SHARES (Details Narrative) - USD ($)									1 Months Ended		12 Months Ended
	Dec. 15, 2025	Oct. 16, 2025	Jun. 03, 2025	Apr. 30, 2025	Apr. 30, 2025	Jan. 02, 2025	Oct. 02, 2024	Jun. 06, 2024	Oct. 30, 2024	Jun. 19, 2023	Dec. 31, 2025	Jan. 15, 2026	Mar. 28, 2023
Ordinary Shares
Ordinary stock, share authorized													500,000,000
Ordinary stock, par value													$ 0.0001
Ordinary Shares issued													10,000,000
Ordinary Shares outstanding											63,822,249		10,000,000
Ordinary shares description								the Company subdivided the authorized and issued share capital of the Company on a 1:3 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each, to US$50,000 divided into 3,000,000,000 Ordinary Shares of a par value of US$0.000016666667 each		the Company subdivided the authorized and issued share capital of the Company on a 1:2 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 500,000,000 Ordinary Shares of a par value of US$0.0001 each, to US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each.
Sale of stock, shares							1,250,000
Share price							$ 5.00					$ 0.000016666667
Proceeds from issuance of shares							$ 6,250,000
Purchase of additional shares									131,249
Proceeds from issuance of ipo									$ 656,245
Underwriting discounts									$ 6,906,245
Shares granted	2,500,000	641,000	10,000	1,800,000	1,800,000	20,000					4,961,000